Financial Instrument Risk Exposure and Risk Management (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 108,901,729
Interest rate		1.00%
Annual interest expense	$ 16,700	$ 407,000
Net loss	(3,085,195)	(16,972,421)
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	304,052	3,413,202
Reclamation deposit	59,052	59,951
Receivables	19,312	12,900
Consideration Payable	3,374,750	1,713,250
Accounts payable and accrued liabilities	167,283	$ 367,714
Currency exchange rate, percentage		10.00%
Net loss	$ 315,967	$ 140,448